Basis of Presentaton and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Summary of Depreciation and Amortization on Property and Equipment

The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years

Furniture and Fixtures	3 years
Leasehold Improvements	Lesser of lease term or estimated life